                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 10, 2008
                                      TO
            PROSPECTUSES DATED APRIL 28, 2008 AND NOVEMBER 10, 2008
                               (AS SUPPLEMENTED)

This supplement modifies information in the prospectuses dated April 28, 2008 for the Series S variable annuity contracts and November 10, 2008 for the Series XTRA variable annuity contracts issued by MetLife Investors USA Insurance Company and the prospectuses dated April 28, 2008 for the Series/Class VA, XC, L, L - 4 Year and C variable annuity contracts issued by MetLife Investors USA Insurance Company and MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. GUARANTEED MINIMUM INCOME BENEFIT PLUS II - GUARANTEED PRINCIPAL OPTION

In the state of Washington, the Guaranteed Principal Option feature is not available with the Guaranteed Minimum Income Benefit Plus II (GMIB Plus II). Disregard all references to the Guaranteed Principal Adjustment in the "Living Benefits" section and the Guaranteed Minimum Income Benefit Examples Appendix.

2. LIFETIME WITHDRAWAL GUARANTEE II - GUARANTEED PRINCIPAL ADJUSTMENT

In the state of Washington, the Guaranteed Principal Adjustment feature is not available with the Lifetime Withdrawal Guarantee II (LWG II). Disregard all references to the Guaranteed Principal Adjustment in the "Living Benefits" section and the Guaranteed Withdrawal Benefit Examples Appendix.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                        (800) 343-8496
Irvine, CA 92614

                                                                  SUPP-MSWA1108